SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 3 - SHAREHOLDERS' EQUITY

A.
On June 2, 2017, the Company consummated a registered direct offering of 1,349,500 ordinary shares at a price of $2.00 per share (the "RD 2017 Offering"). Concurrently, in a private placement, the Company issued one-year warrants to purchase up to 1,349,500 of its ordinary shares, at an exercise price of $2.125 per share, that are immediately exercisable.  The Company received gross proceeds from the RD 2017 Offering of approximately $2.69 million.

As of June 30, 2017, all of the warrants issued in connection with the RD 2017 offering were outstanding.

B.
On May 26, 2017, the Company has entered into a Placement Agent Agreement (the "Placement Agent Agreement") with Rodman & Renshaw, a unit of H.C. Wainwright & Co ("Rodman"), pursuant to which Rodman agreed to act as the Company's placement agent in connection with the Offering. The Company agreed to pay Rodman (i) a placement agent fee of approximately $188,930 (equal to seven percent (7%) of the RD 2017 Offering aggregate gross proceeds); (ii) a placement agent fee of 7% of the exercise price of any warrants that are exercised; (iii) up to $ 60,000 for out of pocket expenses and legal fees and expenses; and (iv) warrants to purchase up to 67,475 of the Company's ordinary shares, at an exercise price of $2.5 per share, that are immediately exercisable.

C.	Warrants exercised during the six months ended June 30, 2017:

1)	On January 23, 2017, the remaining pre-funded warrants to purchase 290,000 ordinary shares, issued in connection with RD 2016 offering were exercised, for additional proceeds of $14,500.

2)	Certain finders exercised warrants to purchase 16,337 ordinary shares on a cashless basis, which resulted in the expiration of 401 warrants.

3)	Certain CLA investors exercised warrants to purchase 118,933 ordinary shares on a cashless basis, which resulted in the expiration of 2,914 warrants.

D.	Warrants expired during the six months ended June 30, 2017:

1)	Expiration of CLA warrants and Finders warrants – see C2 and C3 above.

2)	131,200 Long Term Incentive warrants expired.

3)	On February 24, 2017, warrants to purchase 70,010 ordinary shares, issued to finders in connection with the Private Placement, expired.